Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000206762_0_LG_BBIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index
C000206762_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 10,000
C000206762_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 10,166
C000206762_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 8,938
C000206762_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 12,538
C000206762_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 15,952
C000206762_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 14,695
C000206762_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,935	$ 13,935	$ 13,935	$ 13,935	$ 13,935	$ 13,935
C000206762_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(5.17%)
C000206762_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.51%
C000206762_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.09%
C000175832_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(5.17%)
C000175832_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.51%
C000175832_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.32%
C000130874_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(5.17%)
C000130874_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.51%
C000130874_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					(1.19%)
C000206762_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Inflation-Focused Fund
C000206762_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000206762_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,351
C000206762_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										9,518
C000206762_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,953
C000206762_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,787
C000206762_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,330
C000206762_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,713	$ 14,713	$ 14,713	14,713	$ 14,713	14,713
C000206762_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Commodity Linked Index℠
C000206762_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000206762_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,166
C000206762_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										8,938
C000206762_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,538
C000206762_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,952
C000206762_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,695
C000206762_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,960	13,960	$ 13,960	13,960	13,960	13,960
C000206762_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index
C000206762_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000206762_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,351
C000206762_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										9,518
C000206762_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,953
C000206762_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,787
C000206762_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,671
C000206762_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,549	$ 15,549	$ 15,549	$ 15,549	15,549	15,549
C000206762_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(4.03%)
C000206762_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.29%
C000206762_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	7.12%
C000206762_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(5.00%)
C000206762_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.55%
C000206762_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.12%
C000206762_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(0.78%)
C000206762_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent
C000206762_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent
C000175832_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Commodity Strategy Fund
C000175832_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 10,000
C000175832_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,150
C000175832_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,329
C000175832_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										9,675
C000175832_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									8,505
C000175832_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,820
C000175832_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,785
C000175832_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,505	$ 13,505	13,505	$ 13,505	13,505	13,505
C000175832_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Commodity Index
C000175832_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,000
C000175832_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,161
C000175832_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,438
C000175832_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										9,879
C000175832_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									8,686
C000175832_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,185
C000175832_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,502
C000175832_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,280	$ 14,280	14,280	$ 14,280	14,280	$ 14,280
C000175832_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(5.45%)
C000175832_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.71%
C000175832_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.47%
C000130874_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Commodity Strategy Fund
C000130874_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000130874_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 7,129
C000130874_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 6,517
C000130874_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													6,542
C000130874_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												6,690
C000130874_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											6,300
C000130874_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										5,561
C000130874_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									7,776
C000130874_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								9,838
C000130874_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							9,023
C000130874_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,570	$ 8,570	8,570	8,570	8,570	$ 8,570
C000130874_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Commodity Index
C000130874_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000130874_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 7,177
C000130874_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 6,604
C000130874_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 6,655
C000130874_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 6,837
C000130874_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 6,470
C000130874_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 5,689
C000130874_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 7,980
C000130874_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 10,153
C000130874_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 9,353
C000130874_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,869	$ 8,869	$ 8,869	$ 8,869	$ 8,869	$ 8,869
C000130874_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(5.01%)
C000130874_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.35%
C000130874_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					(1.53%)